Feb. 28, 2023
Fort Pitt Capital Total Return Fund
FORT PITT CAPITAL TOTAL RETURN FUND
Investment Objective:
The Fort Pitt Capital Total Return Fund (the “Fund”) seeks to realize the combination of long-term capital appreciation and income that will produce maximum total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)
None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.14%
Less: Fee Waiver	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.00%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$348	$614	$1,374

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund:
The Fund has a long-term investment outlook and generally undertakes a “buy and hold” strategy in order to reduce turnover and maximize after-tax returns. Under normal market conditions, the Fund will invest primarily in common stocks of large and mid-sized U.S. companies that the Advisor considers to be profitable and which have returns on equity near or higher than their peers, and that the Advisor believes are undervalued as measured by their price-to-earnings (“P/E”) ratio. Return on equity measures how much profit a company generates with the money that shareholders have invested in the company, and is calculated by dividing net income by shareholder equity. The Fund currently considers companies with a market capitalization between $2 billion and $10 billion to be mid-sized companies and companies with a market capitalization over $10 billion to be large-sized companies. The Fund also may purchase small capitalization stocks (companies with less than $2 billion in market capitalization). The Fund may from time to time emphasize investments in certain sectors of the market. Industry and sector classifications can differ widely amongst various data sources and financial institutions.
A portion of the Fund’s assets may also be invested in fixed income investments (primarily U.S. government obligations) when the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks. The percentage of assets allocated between equity and fixed income securities is flexible rather than fixed. The Fund will only invest in fixed income investments which are rated investment grade, or BBB and above as defined by S&P Global Ratings (“Standard & Poor’s®”) or Baa and above by Moody’s Investors Service, Inc. (“Moody’s”). The Fund may invest in fixed income investments of any maturity.
The Fund also may invest without limit in American Depositary Receipts (“ADRs”), which are equity securities traded on U.S. exchanges, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may also invest up to 10% of its net assets in other mutual funds, including exchange-traded funds (“ETFs”).
With respect to the selection of stocks in which the Fund invests, the Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms.
Principal Risks of Investing in the Fund:
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks that could adversely affect the Fund’s net asset value (“NAV”), yield and total return include:
•Sector Emphasis Risks. Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•Interest Rate Risks. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
•Equity Securities Risks. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Large Capitalization Company Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small- and Medium-Capitalization Company Risks. The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.
•Credit Risks. An issuer may be unable or unwilling to make timely payments of principal and interest or to otherwise honor its obligations.
•U.S. Government Obligations Risks. U.S. government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. Securities issued by certain U.S. government agencies and U.S. government-sponsored enterprises are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. If a government-sponsored entity is unable to meet its obligation, the performance of the Fund may be adversely impacted.
•American Depositary Receipts Risks. Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.
•Investment Company Risks. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

Performance.
The Fund was organized on July 15, 2011 to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Predecessor Fund”) in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to July 15, 2011, is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was advised by the Advisor. The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year. The table shows the Fund’s average annual returns for the 1-year, 5-year, 10-year and since inception periods compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.FortPittCapitalFunds.com or by calling the Fund toll-free at 1-866-688-8775.
Annual Total Returns as of December 31

During the period shown on the bar chart, the Fund’s highest and lowest quarterly returns are as follows:

Highest Quarter:		Lowest Quarter:
Q4 ended December 31, 2020	18.18%	Q1 ended March 31, 2020	-24.97%

Average Annual Total Returns(For the Periods Ended December 31, 2022)

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	5 Years	10 Years	Since Inception (12/31/2001)
Fort Pitt Capital Total Return Fund
Return Before Taxes	-18.80%	5.62%	9.91%	7.98%
Return After Taxes on Distributions	-20.36%	4.12%	8.69%	7.25%
Return After Taxes on Distribution and Sale of Fund Shares	-9.97%	4.35%	8.01%	6.75%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%	8.02%

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.